Market risk (Tables)	12 Months Ended
Dec. 31, 2025
Market risk
Schedule of assets and liabilities subject to market risk
	As of December 31,
	2024	2025
	RMB’000	RMB’000
Liabilities subject to market risk
Loan payable	-	-
Convertible notes payable	12,922	5,393